Goldman Sachs MarketBeta US Equity ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goldman Sachs MarketBeta US Equity ETF | Goldman Sachs MarketBeta US Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	25.14%	27.63%	(19.78%)	27.08%